Offerings - Offering: 1	May 07, 2025 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.899% FIXED RATE/FLOATING RATE SENIOR NOTES DUEMAY 13, 2031
Amount Registered | share	1,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,375
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,250,000,000.